Allowance for Doubtful Accounts, Sales Returns and Discounts	12 Months Ended
Dec. 31, 2013
Allowance For Doubtful Accounts Sales Returns and Discounts [Abstract]
Allowance For Doubtful Accounts Sales Returns and Discounts [Text Block]
Note 5.	Allowance for Doubtful Accounts, Sales Returns and Discounts

The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2011, 2012 and 2013 follows:

Allowance for doubtful accounts

	Balance at	Charges		Balance at
	beginning	(credits) to	Amounts	end of
Period	of year	earnings	utilized	year
	(in thousands)

Year 2011	$16,727	(1,541)	-	15,186
Year 2012	$15,186	-	-	15,186
Year 2013	$15,186	173	-	15,359

Allowance for sales returns and discounts

	Balance at			Balance at
	beginning		Amounts	end of
Period	of year	Additions	utilized	year
	(in thousands)

Year 2011	$591	3,385	(3,191)	785
Year 2012	$785	7,386	(7,093)	1,078
Year 2013	$1,078	7,272	(7,421)	929